UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04616

Putnam High Yield Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam High Yield Fund
Class A [PHYIX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$50	0.98%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSA-0726

Putnam High Yield Fund
Class C [PHYLX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$87	1.73%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSC-0726

Putnam High Yield Fund
Class M [PHYMX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$62	1.23%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSM-0726

Putnam High Yield Fund
Class R [PFJAX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$62	1.23%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSR-0726

Putnam High Yield Fund
Class R6 [PHYUX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSR6-0726

Putnam High Yield Fund
Class Y [PHAYX]
Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$37	0.73%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSY-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
High Yield
Fund
Financial Statements and Other Important Information
Semi-Annual | May 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 30
Notes to Financial Statements 34
Changes In and Disagreements with Accountants 46
Results of Meeting(s) of Shareholders 46
Remuneration Paid to Directors, Officers and Others 46
Board Approval of Management and Subadvisory Agreements 46

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.39 $5.45 $5.16 $5.06 $5.86 $5.85
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.31 0.29 0.26 0.25
Net realized and unrealized gains (losses) —
c
0.06 0.30 0.08 (0.81) 0.01
Total from investment operations ........ 0.16 0.37 0.61 0.37 (0.55) 0.26
Less distributions from:
Net investment income .............. (0.16) (0.43) (0.32) (0.27) (0.25) (0.25)
Net asset value, end of period .......... $5.39 $5.39 $5.45 $5.16 $5.06 $5.86
Total return
d
....................... 2.99% 7.23% 12.15% 7.43% (9.47)% 4.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.99% 1.00% 1.03% 1.05% 1.04% 1.01%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.98% 0.99% 1.03%
f
1.05%
f
1.04%
f
1.01%
f
Net investment income ............... 5.76% 5.83% 5.79% 5.71% 4.76% 4.21%
Supplemental data
Net assets , end of period (000’s) ........ $555,993 $572,859 $600,103 $597,993 $641,771 $808,041
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.14 $5.21 $4.95 $4.86 $5.65 $5.65
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.26 0.26 0.24 0.21 0.20
Net realized and unrealized gains (losses) (0.01) 0.06 0.28 0.08 (0.78) 0.01
Total from investment operations ........ 0.12 0.32 0.54 0.32 (0.57) 0.21
Less distributions from:
Net investment income .............. (0.14) (0.39) (0.28) (0.23) (0.22) (0.21)
Net asset value, end of period .......... $5.12 $5.14 $5.21 $4.95 $4.86 $5.65
Total return
c
....................... 2.37% 6.60% 11.27% 6.74% (10.30)% 3.72%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.73% 1.76% 1.78% 1.80% 1.79% 1.76%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.73%
e
1.74% 1.78%
e
1.80%
e
1.79%
e
1.76%
e
Net investment income ............... 5.01% 5.08% 5.04% 4.95% 3.99% 3.48%
Supplemental data
Net assets , end of period (000’s) ........ $5,095 $5,506 $6,185 $5,913 $8,543 $12,762
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.35 $5.41 $5.12 $5.03 $5.83 $5.82
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.30 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) (0.01) 0.06 0.31 0.06 (0.80) 0.02
Total from investment operations ........ 0.14 0.36 0.60 0.34 (0.56) 0.25
Less distributions from:
Net investment income .............. (0.15) (0.42) (0.31) (0.25) (0.24) (0.24)
Net asset value, end of period .......... $5.34 $5.35 $5.41 $5.12 $5.03 $5.83
Total return
c
....................... 2.70% 7.02% 11.99% 7.01% (9.72)% 4.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.24% 1.25% 1.28% 1.30% 1.29% 1.26%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.23% 1.24% 1.28%
e
1.30%
e
1.29%
e
1.26%
e
Net investment income ............... 5.51% 5.58% 5.54% 5.46% 4.51% 3.96%
Supplemental data
Net assets , end of period (000’s) ........ $37,020 $37,596 $39,389 $38,913 $40,762 $52,676
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.35 $5.41 $5.12 $5.03 $5.83 $5.82
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.30 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) (0.01) 0.06 0.31 0.06 (0.80) 0.02
Total from investment operations ........ 0.14 0.36 0.60 0.34 (0.56) 0.25
Less distributions from:
Net investment income .............. (0.15) (0.42) (0.31) (0.25) (0.24) (0.24)
Net asset value, end of period .......... $5.34 $5.35 $5.41 $5.12 $5.03 $5.83
Total return
c
....................... 2.70% 7.03% 11.99% 7.00% (9.72)% 4.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.24% 1.25% 1.28% 1.30% 1.29% 1.26%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.23% 1.24% 1.28%
e
1.30%
e
1.29%
e
1.26%
e
Net investment income ............... 5.51% 5.58% 5.54% 5.45% 4.54% 3.96%
Supplemental data
Net assets , end of period (000’s) ........ $11,958 $11,856 $12,156 $12,516 $16,371 $16,485
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.80 $5.83 $5.49 $5.38 $6.21 $6.19
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.35 0.33 0.29 0.29
Net realized and unrealized gains (losses) —
c
0.07 0.33 0.06 (0.85) 0.01
Total from investment operations ........ 0.18 0.42 0.68 0.39 (0.56) 0.30
Less distributions from:
Net investment income .............. (0.17) (0.45) (0.34) (0.28) (0.27) (0.28)
Net asset value, end of period .......... $5.81 $5.80 $5.83 $5.49 $5.38 $6.21
Total return
d
....................... 3.12% 7.64% 12.75% 7.54% (9.07)% 4.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.64% 0.64% 0.66% 0.68% 0.68% 0.66%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.63% 0.63% 0.66%
f
0.68%
f
0.68%
f
0.66%
f
Net investment income ............... 6.11% 6.19% 6.16% 6.08% 5.14% 4.55%
Supplemental data
Net assets , end of period (000’s) ........ $10,458 $9,484 $18,229 $19,992 $17,597 $18,888
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2026
(unaudited)
Year Ended November 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.84 $5.86 $5.52 $5.40 $6.24 $6.21
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.35 0.32 0.29 0.28
Net realized and unrealized gains (losses) (—)
c
0.08 0.32 0.08 (0.87) 0.01
Total from investment operations ........ 0.18 0.43 0.67 0.40 (0.58) 0.29
Less distributions from:
Net investment income .............. (0.17) (0.45) (0.33) (0.28) (0.26) (0.26)
Net asset value, end of period .......... $5.85 $5.84 $5.86 $5.52 $5.40 $6.24
Total return
d
....................... 3.04% 7.66% 12.50% 7.56% (9.34)% 4.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.74% 0.75% 0.78% 0.80% 0.79% 0.76%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.73% 0.74% 0.78%
f
0.80%
f
0.79%
f
0.76%
f
Net investment income ............... 6.02% 6.08% 6.03% 5.95% 5.00% 4.46%
Supplemental data
Net assets , end of period (000’s) ........ $210,597 $230,588 $262,025 $215,296 $223,351 $251,589
Portfolio turnover rate ................ 23% 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Schedule of Investments (unaudited), May 31, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Hotels, Restaurants & Leisure 0.4%
a
Viking Holdings Ltd. ................................. United States 34,900 $ 3,214,639
Total Common Stocks (Cost $ 1,722,971 ) .....................................
3,214,639
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 27,326 1,970,751
Banks 0.0%
†
Bank of America Corp. , L , 7.25% ........................ United States 141 170,087
Electric Utilities 0.2%
NextEra Energy, Inc. , 7.299% .......................... United States 29,555 1,563,755
NextEra Energy, Inc. , 7.375% .......................... United States 5,227 247,446
1,811,201
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 22,064 1,454,238
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , 7.5% ........................ United States 798 64,056
Software 0.4%
Oracle Corp. , D , 6.5% ................................ United States 44,723 2,866,744
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , 7.625% .................. United States 413 45,707
Total Convertible Preferred Stocks (Cost $ 6,667,957 ) ..........................
8,382,784
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII , 7.5% , M ............................... United States 10,000 248,500
Financial Services 0.1%
Jackson Financial, Inc. , 8% ............................ United States 10,000 257,600
Insurance 0.0%
†
Allstate Corp. (The) , 7.375% , J ......................... United States 8,000 208,880
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust , 8.125% , A ........... United States 4,000 91,600
Total Preferred Stocks (Cost $ 806,000 ) .......................................
806,580
Principal
Amount
*
Convertible Bonds 2.4%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 37,000 38,647
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 83,000 85,448
124,095
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 32,270
Biotechnology 0.0%
†
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 14,000 16,938

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc., (continued)
b,c
Senior Note , 144A, 3 .52% , 9/15/28 .................... United States 42,000 $ 38,797
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 52,000 49,129
b
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 40,000 56,263
b
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 52,000 52,078
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 79,000 82,746
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 12,000 13,943
309,894
Broadline Retail 0.0%
†
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 30,000 32,955
Capital Markets 0.1%
b ,c
Coinbase Global, Inc. , Senior Note , 144A, 2 .56% , 10/01/32 .... United States 54,000 46,022
b
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 242,000 213,807
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 26,419
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 29,000 36,467
322,715
Communications Equipment 0.0%
†
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 8,000 36,964
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,261,000 2,281,780
Diversified Telecommunication Services 0.0%
†
b
AST SpaceMobile, Inc. , Senior Bond , 144A, 2% , 1/15/36 ...... United States 34,000 46,898
Electric Utilities 0.0%
†
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 81,304
Southern Co. (The) , Senior Note , 4.5% , 6/15/27 ............
United States 42,000 45,622
126,926
Electrical Equipment 0.0%
†
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 120,000 208,920
Electronic Equipment, Instruments & Components 0.0%
†
b ,c
Advanced Energy Industries, Inc. , Senior Note , 144A, 0 .34% ,
5/15/31 ......................................... United States 39,000 38,356
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 29,000 39,512
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 45,000 44,010
b ,c
Mirion Technologies, Inc. , Senior Note , 144A, 0 .8% , 10/01/31 .. United States 55,000 52,707
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 42,000 39,029
213,614
Energy Equipment & Services 0.1%
b
Liberty Energy, Inc. ,
Senior Note , 144A, Zero Cpn., 3/01/31 ................. United States 39,000 43,056
Senior Note , 144A, Zero Cpn., 3/01/32 ................. United States 21,000 21,740
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 967,700
b ,c
ProPetro Holding Corp. , Senior Note , 144A, 0 .4% , 11/15/31 .... United States 26,000 25,433
1,057,929

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 0.3%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 53,000 $ 63,891
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 1,234,000 2,044,368
Senior Note , 2.875% , 1/15/30 ........................ United States 59,000 67,614
2,175,873
Financial Services 0.0%
†
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 49,000 54,308
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 38,000 34,352
88,660
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 1,544,000 1,626,604
Ground Transportation 0.0%
†
b
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 31,000 35,480
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 71,690
107,170
Health Care Equipment & Supplies 0.0%
†
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 23,000 21,568
Health Care REITs 0.3%
b
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 957,000 2,065,685
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 37,000 60,791
2,126,476
Hotels, Restaurants & Leisure 0.2%
b ,c
DoorDash, Inc. , Senior Note , 144A, 1 .53% , 5/15/30 .......... United States 1,751,000 1,648,809
NCL Corp. Ltd. , Senior Note , 0.875% , 4/15/30 ..............
United States 74,000 77,376
1,726,185
IT Services 0.1%
Akamai Technologies, Inc. ,
Senior Note , 1.125% , 2/15/29 ........................ United States 74,000 102,441
b
Senior Note , 144A, Zero Cpn., 5/15/30 ................. United States 26,000 27,118
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 81,000 101,760
b
CoreWeave, Inc. ,
Senior Note , 144A, 1.75% , 12/01/31 ................... United States 82,000 105,473
Senior Note , 144A, 1.75% , 10/01/32 ................... United States 130,000 155,155
b
DigitalOcean Holdings, Inc. , Senior Note , 144A, Zero Cpn.,
8/15/30 ......................................... United States 33,000 133,287
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 84,000 149,150
774,384
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 49,000 49,272
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 61,000 60,848

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 $ 40,173
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 62,000 58,559
Oil, Gas & Consumable Fuels 0.2%
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 1,385,000 1,473,640
Pharmaceuticals 0.0%
†
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 74,000 67,932
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 42,000 38,506
Semiconductors & Semiconductor Equipment 0.1%
b
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn.,
2/15/30 ......................................... United States 50,000 58,075
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 30,000 66,150
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 20,000 34,420
ON Semiconductor Corp. ,
Senior Note , 0.5% , 3/01/29 .......................... United States 45,000 61,065
b
Senior Note , 144A, Zero Cpn., 5/01/31 ................. United States 53,000 57,600
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 52,000 54,667
b
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 22,000 38,387
SiTime Corp. , Senior Note , Zero Cpn., 6/15/31 .............
United States 39,000 41,894
412,258
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 28,000 27,328
b
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 79,000 134,478
b ,c
Cleanspark, Inc. , Senior Note , 144A, 2 .318% , 2/15/32 ........ United States 76,000 90,412
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 35,000 48,508
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 1,899,000 1,935,081
b
IREN Ltd. , Senior Note , 144A, 1% , 12/01/33 ............... Australia 39,000 42,725
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 27,000 26,838
b ,c
Terawulf, Inc. , Senior Note , 144A, 0 .889% , 5/01/32 .......... United States 157,000 239,663
b
Tyler Technologies, Inc. , Senior Note , 144A, 0.5% , 7/15/31 .... United States 39,000 40,034
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 20,000 18,705
2,603,772
Technology Hardware, Storage & Peripherals 0.2%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 157,000 1,669,141
Total Convertible Bonds (Cost $ 15,642,692 ) ..................................
19,915,981
Corporate Bonds 87.6%
Aerospace & Defense 2.7%
ATI, Inc. ,
Senior Note , 5.875% , 12/01/27 ....................... United States 2,260,000 2,271,377
Senior Note , 4.875% , 10/01/29 ....................... United States 580,000 573,901
Senior Note , 7.25% , 8/15/30 ......................... United States 1,555,000 1,615,687
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,620,000 1,655,277
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 1,235,000 1,266,506
b
Bombardier, Inc. ,
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 1,675,000 1,777,942
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 105,000 109,488

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc., (continued)
Senior Note , 144A, 5.875% , 1/15/35 ................... Canada 2,675,000 $ 2,700,466
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,340,000 3,275,190
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 1,550,000 1,552,300
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 1,800,000 1,856,925
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 440,000 457,526
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 705,000 713,462
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 575,000 588,854
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 2,035,000 2,087,808
22,502,709
Automobile Components 1.7%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 3,415,000 3,563,006
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 1,725,000 1,768,418
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 3,515,300 3,042,281
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,990,000 2,004,267
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 1,540,000 1,593,130
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 565,000 590,018
Senior Secured Note , 144A, PIK, 7.375% , 5/15/33 ......... Germany 1,295,000 1,333,282
13,894,402
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 2,355,000 2,502,838
Banks 1.8%
e
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond , 6.125% to 11/15/27, FRN thereafter ,
Perpetual ....................................... Spain 200,000 200,449
Junior Sub. Bond , 9.375% to 3/18/29, FRN thereafter ,
Perpetual ....................................... Spain 200,000 219,361
Junior Sub. Bond , 7.125% to 5/07/33, FRN thereafter ,
Perpetual ....................................... Spain 400,000 403,320
e
Banco Santander SA ,
Junior Sub. Bond , 4.75% to 11/11/26, FRN thereafter ,
Perpetual ....................................... Spain 200,000 200,122
Junior Sub. Bond , 9.625% to 11/20/33, FRN thereafter ,
Perpetual ....................................... Spain 200,000 235,257
Junior Sub. Bond , 8% to 1/31/34, FRN thereafter , Perpetual . Spain 200,000 214,687
f
Junior Sub. Bond , 7.25% to 12/02/35, FRN thereafter ,
Perpetual ....................................... Spain 200,000 201,494
e
Bank of America Corp. ,
Junior Sub. Bond , 6.625% to 4/30/30, FRN thereafter ,
Perpetual ....................................... United States 400,000 413,698
RR , Junior Sub. Bond , 4.375% to 1/26/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 447,227
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 210,035
Bank of Nova Scotia (The) ,
Junior Sub. Bond , 8.625% to 10/26/27, FRN thereafter ,
10/27/82 ........................................ Canada 300,000 313,821
Junior Sub. Bond , 7.35% to 4/26/30, FRN thereafter , 4/27/85 . Canada 200,000 206,650
2 , Junior Sub. Bond , 3.625% to 10/26/26, FRN thereafter ,
10/27/81 ........................................ Canada 100,000 99,014

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
e
Barclays plc ,
Junior Sub. Bond , 8% to 3/14/29, FRN thereafter , Perpetual . United Kingdom 200,000 $ 210,579
Junior Sub. Bond , 7.625% to 3/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 210,793
b ,e
BNP Paribas SA ,
Junior Sub. Bond , 144A, 7.75% to 8/15/29, FRN thereafter ,
Perpetual ....................................... France 200,000 209,830
Junior Sub. Bond , 144A, 6.875% to 12/14/33, FRN thereafter ,
Perpetual ....................................... France 300,000 298,241
Junior Sub. Bond , 144A, 7.375% to 9/09/34, FRN thereafter ,
Perpetual ....................................... France 200,000 207,376
Junior Sub. Bond , 144A, 7.45% to 6/26/35, FRN thereafter ,
Perpetual ....................................... France 200,000 207,125
e
Citigroup, Inc. ,
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 520,000 528,299
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,183
DD , Junior Sub. Bond , 7% to 8/14/34, FRN thereafter ,
Perpetual ....................................... United States 200,000 207,469
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 50,000 51,060
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,074
e ,g
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.097% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 320,071
b ,e
Cooperatieve Rabobank UA , Junior Sub. Bond , Reg S, 6.5% ,
Perpetual ........................................ Netherlands 120,000 EUR 158,666
b ,e
Credit Agricole SA ,
Junior Sub. Bond , 144A, 4.75% to 3/22/29, FRN thereafter ,
Perpetual ....................................... France 450,000 438,233
Junior Sub. Bond , 144A, 6.7% to 9/22/34, FRN thereafter ,
Perpetual ....................................... France 200,000 201,271
e
HSBC Holdings plc ,
Junior Sub. Bond , 7.05% to 6/04/30, FRN thereafter , Perpetual United Kingdom 250,000 256,241
Junior Sub. Bond , 6.95% to 3/10/34, FRN thereafter , Perpetual United Kingdom 750,000 772,731
e
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 247,891
e
ING Groep NV , Junior Sub. Bond , 7% to 11/15/32, FRN thereafter ,
Perpetual ........................................ Netherlands 300,000 309,707
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 425,000 401,445
e
JPMorgan Chase & Co. ,
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 300,000 307,695
PP , Junior Sub. Bond , 6.1% to 6/30/31, FRN thereafter ,
Perpetual ....................................... United States 100,000 100,848
e
Lloyds Banking Group plc , Junior Sub. Bond , 6.625% to 9/26/35,
FRN thereafter , Perpetual ........................... United Kingdom 400,000 394,044
e
NatWest Group plc , Junior Sub. Bond , 8.125% to 11/09/33, FRN
thereafter , Perpetual ............................... United Kingdom 200,000 218,896
e
PNC Financial Services Group, Inc. (The) ,
V , Junior Sub. Bond , 6.2% to 9/14/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 456,157
W , Junior Sub. Bond , 6.25% to 3/14/30, FRN thereafter ,
Perpetual ....................................... United States 350,000 357,680

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b ,e
Societe Generale SA ,
Junior Sub. Bond , 144A, 9.375% to 11/21/27, FRN thereafter ,
Perpetual ....................................... France 200,000 $ 211,550
Junior Sub. Bond , 144A, 10% to 5/13/29, FRN thereafter ,
Perpetual ....................................... France 205,000 224,564
Junior Sub. Bond , 144A, 7.125% to 7/14/35, FRN thereafter ,
Perpetual ....................................... France 250,000 248,402
e
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 299,467
Toronto-Dominion Bank (The) ,
Junior Sub. Bond , 8.125% to 10/30/27, FRN thereafter ,
10/31/82 ........................................ Canada 550,000 571,276
Junior Sub. Bond , 6.35% to 10/30/30, FRN thereafter , 10/31/85 Canada 200,000 201,992
e
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 567,558
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 642,779
e
Wells Fargo & Co. ,
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual United States 1,000,000 1,037,023
GG , Junior Sub. Bond , 6.125% to 6/14/31, FRN thereafter ,
Perpetual ....................................... United States 300,000 302,601
14,948,952
Biotechnology 1.3%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,720,000 2,833,862
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 2,720,000 2,773,024
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 4,235,000 EUR 4,931,011
10,537,897
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 1,210,000 1,316,785
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,090,000 3,181,893
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 1,170,000 1,219,021
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 2,675,000 2,719,646
8,437,345
Building Products 1.1%
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 795,757
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 245,000 245,139
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 1,035,000 1,038,480
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 920,000 905,173
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 1,550,000 1,579,340
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 2,645,000 2,687,029
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 2,225,000 2,121,016
9,371,934
Capital Markets 1.4%
b
Ares Finance Co. III LLC , Senior Bond , 144A, 4.125% to 6/29/26,
FRN thereafter , 6/30/51 ............................. United States 500,000 499,513

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 $ 1,272,017
e
Goldman Sachs Group, Inc. (The) , Z , Junior Sub. Bond , 6.85% to
2/09/30, FRN thereafter , Perpetual ..................... United States 250,000 256,565
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 6,316,000 6,335,376
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 70,000 72,037
e ,g
Morgan Stanley , M , Junior Sub. Bond , FRN , 5.875% , Perpetual . United States 760,000 755,932
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,570,000 1,621,174
b ,e
UBS Group AG ,
Junior Sub. Bond , 144A, 7% to 2/09/30, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 204,136
Junior Sub. Bond , 144A, 9.25% to 11/12/33, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 231,120
Junior Sub. Bond , 144A, 7.125% to 8/09/34, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 203,580
Junior Sub. Bond , 144A, 7% to 1/07/36, FRN thereafter ,
Perpetual ....................................... Switzerland 250,000 252,444
11,703,894
Chemicals 2.0%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 2,495,000 2,413,975
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 1,255,000 1,116,950
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 1,929,000 1,880,039
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 2,060,000 1,537,003
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 5,285,000 5,622,056
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 1,840,000 1,822,333
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 2,396,000 2,370,561
16,762,917
Commercial Services & Supplies 2.1%
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,713,783
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 685,000 708,139
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 1,525,000 1,560,257
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 4,015,000 4,112,171
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 5,710,000 5,924,810
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 920,000 945,089
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,895,800
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 950,635
17,810,684
Communications Equipment 0.3%
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 2,870,000 2,900,855
Construction & Engineering 0.3%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,846,391
Consumer Finance 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,254,502

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 2,473,000 $ 2,762,266
e
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 248,699
e
Capital One Financial Corp. , M , Junior Sub. Bond , 3.95% to
8/31/26, FRN thereafter , Perpetual ..................... United States 250,000 248,839
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 3,710,000 3,950,527
Senior Secured Note , 144A, 6.625% , 6/01/32 ............ United States 1,640,000 1,640,688
b
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 2,940,000 3,026,618
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 2,670,000 2,673,257
e
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 282,407
b ,g
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.63% ,
12/21/65 ........................................ United States 340,000 298,660
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 2,875,000 3,022,605
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 2,275,000 2,395,377
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 2,150,000 2,217,621
Senior Note , 7.125% , 11/15/31 ....................... United States 1,200,000 1,215,691
Senior Note , 6.5% , 3/15/33 .......................... United States 1,490,000 1,456,052
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 3,110,000 3,199,764
29,893,573
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 535,000 556,654
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,730,000 1,728,438
2,285,092
Containers & Packaging 1.4%
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 845,000 849,669
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,487,228
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 2,170,000 2,081,200
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 2,195,000 2,218,809
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 4,500,000 4,007,357
11,644,263
Diversified Telecommunication Services 6.3%
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 857,470 845,029
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 1,425,306 1,388,702
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 1,021,342 998,343
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 3,505,000 3,534,699
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 5,695,000 6,150,731
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 155,024
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 2,550,000 2,597,584

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 3,742,000 $ 3,675,420
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 7,000,000 6,619,782
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 4,780,000 4,264,819
Senior Note , 144A, 7% , 2/01/33 ...................... United States 1,730,000 1,692,165
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 2,240,000 2,337,891
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 5,925,000 5,945,453
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 4,075,000 4,082,946
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 100,000 100,251
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 3,350,000 3,309,955
TELUS Corp. , Junior Sub. Bond , 7% to 10/14/35, FRN thereafter ,
10/15/55 ........................................ Canada 210,000 216,295
Verizon Communications, Inc. , Junior Sub. Bond , 6.05% to
5/13/33, FRN thereafter , 5/14/58 ...................... United States 35,000 35,469
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,490,000 1,297,547
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 3,010,000 3,164,549
52,412,654
Electric Utilities 2.9%
American Electric Power Co., Inc. ,
Junior Sub. Bond , 3.875% to 2/14/27, FRN thereafter , 2/15/62 United States 400,000 396,125
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 99,768
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 100,000 99,215
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 4,035,000 4,014,933
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 419,481
Emera US Finance LLC , B , Senior Bond , 6.85% to 9/30/36, FRN
thereafter , 10/01/56 ................................ United States 300,000 304,264
Emera, Inc. , 16-A , Junior Sub. Bond , 6.75% to 6/14/26, FRN
thereafter , 6/15/76 ................................. Canada 450,000 450,289
Entergy Corp. , Junior Sub. Bond , 6.1% to 6/14/36, FRN
thereafter , 6/15/56 ................................. United States 200,000 199,840
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 6.375% to 8/14/30, FRN thereafter , 8/15/55 ... United States 165,000 169,029
Senior Bond , 5.65% to 4/30/29, FRN thereafter , 5/01/79 .... United States 650,000 652,151
Senior Bond , 3.8% to 3/14/27, FRN thereafter , 3/15/82 ..... United States 250,000 246,758
b
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,285,000 2,492,908
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,395,000 2,416,998
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 3,995,000 3,970,918
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 665,000 722,184
PG&E Corp. , Junior Sub. Bond , 7.375% to 3/14/30, FRN
thereafter , 3/15/55 ................................. United States 1,650,000 1,681,535
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 200,000 204,874
21-A , Junior Sub. Bond , 3.75% to 9/14/26, FRN thereafter ,
9/15/51 ......................................... United States 500,000 499,377

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 1,430,000 $ 1,429,662
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 2,150,000 2,255,023
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,420,000 1,478,341
24,203,673
Electrical Equipment 0.5%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,944,493
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,828,161
3,772,654
Electronic Equipment, Instruments & Components 0.9%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 1,260,000 1,202,306
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 3,132,000 3,080,420
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,213,554
7,496,280
Energy Equipment & Services 2.8%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 2,355,000 2,356,988
Borr IHC Ltd. / Borr Finance LLC ,
f
Senior Secured Note , 9% , 1/15/34 ..................... Mexico 1,005,000 1,009,473
b
Senior Secured Note , 144A, 10.375% , 11/15/30 .......... Mexico 1,982,108 2,106,251
b,f
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 1,390,000 1,401,397
b
Kodiak Gas Services LLC ,
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 1,385,000 1,394,069
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 1,175,000 1,196,325
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 1,115,000 1,169,620
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 353,846 363,841
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 2,900,000 2,770,383
b
Senior Note , 144A, 7.875% , 10/15/32 .................. United States 375,000 400,291
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 2,649,500 2,777,730
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 1,055,000 1,074,337
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 4,700,000 4,838,843
22,859,548
Entertainment 1.5%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 5,029,523
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 1,640,000 1,203,350
b
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 3,030,000 3,203,904
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 715,000 746,060
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,314,555
12,497,392
Financial Services 3.0%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 243,048
e
Corebridge Financial, Inc. , Junior Sub. Bond , 6.875% to 11/30/30,
FRN thereafter , Perpetual ........................... United States 300,000 308,178
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 2,405,000 2,370,463

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
CrossCountry Intermediate HoldCo LLC, (continued)
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 2,020,000 $ 1,943,911
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 2,028,343
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 3,475,000 3,530,628
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 2,860,000 2,911,693
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 405,000 409,156
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,753,817
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 2,260,000 2,342,836
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 2,530,000 2,572,380
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 565,000 EUR 649,079
25,063,532
Food Products 1.0%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 2,270,000 2,343,249
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 1,385,000 1,409,279
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 1,450,000 1,414,799
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 2,670,000 2,725,424
7,892,751
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 1,435,000 1,486,548
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,475,000 3,582,270
5,068,818
Health Care Equipment & Supplies 0.7%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 780,000 806,325
b ,g
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.079% , ( 2 x 3-month EURIBOR +
7.75% ), 1/15/31 ................................... United States 1,340,000 EUR 1,584,757
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 386,989
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 1,385,000 1,383,375
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 1,455,000 1,416,780
5,578,226
Health Care Providers & Services 3.8%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 2,830,000 2,669,319
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 1,234,000 1,331,167
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 3,540,000 3,717,602
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,119,203
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 2,743,000 2,860,015
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 5,415,000 5,611,991

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc., (continued)
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 415,000 $ 429,248
Humana, Inc. , Junior Sub. Bond , 6.625% to 9/14/31, FRN
thereafter , 9/15/56 ................................. United States 435,000 431,515
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,867,282
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 1,620,000 1,636,983
Senior Secured Note , 6.125% , 6/15/30 ................. United States 3,935,000 3,977,006
31,651,331
Health Care REITs 0.6%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,720,323
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,778,723
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 5,310,000 5,431,334
8,210,057
Hotel & Resort REITs 0.9%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 635,000 650,209
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 3,040,000 3,118,718
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 1,230,000 1,265,835
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 1,415,000 1,404,483
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 773,641
7,212,886
Hotels, Restaurants & Leisure 6.7%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 4,075,000 3,865,083
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 1,750,000 1,775,513
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,279,808
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 1,065,000 1,026,824
Senior Note , 144A, 6% , 10/15/32 ..................... United States 2,440,000 2,186,879
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 1,282,000 1,298,133
b
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,895,000 1,894,148
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,495,000 1,511,155
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 2,380,000 2,418,745
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 2,155,000 2,179,636
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 1,155,000 1,170,781
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,200,889
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 3,036,977
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 635,000 628,129
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 1,930,000 1,905,034
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 4,105,000 4,143,468
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.5% ,
9/01/31 ......................................... United States 440,000 458,852
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 2,715,000 2,835,581

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 1,345,000 $ 1,408,594
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 1,420,000 1,408,577
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 960,000 921,137
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,550,000 1,563,520
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,665,000 1,680,024
Senior Note , 144A, 6% , 2/01/33 ...................... United States 3,760,000 3,812,671
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 1,914,611
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 4,585,000 4,845,593
55,370,362
Household Durables 1.5%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 1,595,000 1,565,371
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 840,000 849,711
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 1,265,000 1,278,115
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 1,759,000 1,742,618
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 280,000 281,592
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 1,860,000 1,821,590
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 3,860,000 3,803,484
Whirlpool Corp. , Senior Bond , 5.75% , 3/01/34 ..............
United States 1,380,000 1,143,935
12,486,416
Independent Power and Renewable Electricity Producers 2.2%
b
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 2,030,000 1,862,824
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 1,730,000 1,612,893
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 1,775,000 1,765,670
b
Constellation Energy Generation LLC , Senior Note , 144A, 5% ,
2/01/31 ......................................... United States 1,885,000 1,889,113
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 3,400,000 3,421,808
Senior Note , 144A, 6.125% , 5/01/31 ................... United States 575,000 575,171
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 325,000 324,004
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 3,400,000 3,390,416
b ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,173,000 1,183,183
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 2,215,000 2,233,145
18,258,227
Insurance 1.9%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 1,115,000 1,100,612
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 880,000 879,628
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 2,365,000 2,311,668
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 795,000 791,931
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 1,825,000 1,853,919

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 3,755,000 $ 3,672,734
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 1,575,000 1,643,478
Athene Holding Ltd. , Junior Sub. Bond , 6.875% to 6/27/35, FRN
thereafter , 6/28/55 ................................. United States 250,000 242,182
b
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 304,456
b ,g
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.038% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 531,608
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,000,000 1,020,714
b
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 296,783
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 210,180
b
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 410,382
Prudential Financial, Inc. ,
Junior Sub. Bond , 3.7% to 9/30/30, FRN thereafter , 10/01/50 . United States 520,000 479,914
Junior Sub. Bond , 5.125% to 2/27/32, FRN thereafter , 3/01/52 United States 100,000 98,108
Junior Sub. Bond , 6.5% to 3/14/34, FRN thereafter , 3/15/54 .. United States 200,000 206,110
16,054,407
IT Services 1.0%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 5,200,000 4,802,920
b
CoreWeave, Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 1,530,000 1,579,003
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,887,650
8,269,573
Machinery 0.7%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 800,000 841,374
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 2,460,000 2,478,337
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 1,400,000 1,391,943
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 1,280,000 1,300,320
6,011,974
Media 6.1%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 2,355,000 2,203,875
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.5% , 3/15/33 ............................... United States 3,415,000 3,586,074
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 1,105,000 702,178
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 2,110,000 1,334,063
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,745,000 1,791,384
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 57,000 57,183
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 940,000 984,302
Senior Secured Note , 144A, 9.25% , 6/01/32 ............. United States 800,000 821,840
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 2,230,000 2,233,122
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,398,078
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 3,775,000 3,607,387
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 1,480,000 1,461,006

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Gray Media, Inc., (continued)
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 2,460,000 $ 1,767,449
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 1,860,000 1,868,509
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 2,438,000 2,491,780
b
Nexstar Media, Inc. ,
Senior Note , 144A, 7.25% , 4/15/34 .................... United States 2,350,000 2,366,187
Senior Secured Note , 144A, 6.5% , 9/15/33 .............. United States 1,945,000 1,961,879
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 1,535,000 1,492,826
Paramount Global ,
Senior Bond , 5.85% , 9/01/43 ......................... United States 1,570,000 1,158,020
Senior Bond , 6.375% to 3/29/27, FRN thereafter , 3/30/62 ... United States 100,000 85,062
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 3,475,000 3,574,906
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 2,192,000 1,998,126
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 2,000,000 1,983,424
b
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 1,210,000 1,240,193
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 2,225,000 2,218,761
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 2,330,000 2,024,685
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 2,460,000 2,367,854
50,780,153
Metals & Mining 2.3%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 1,796,000 1,797,049
b
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 780,000 725,883
Senior Note , 144A, 7% , 3/15/32 ...................... United States 3,133,000 3,171,251
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 1,010,000 1,040,148
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,630,850
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 2,048,428
b
Mineral Resources Ltd. ,
Senior Note , 144A, 7% , 4/01/31 ...................... Australia 1,095,000 1,139,310
Senior Note , 144A, 6% , 5/01/32 ...................... Australia 725,000 722,801
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 2,420,000 2,337,193
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 365,000 332,185
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 1,815,000 1,866,157
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 2,585,000 2,611,607
19,422,862
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 206,757
Dominion Energy, Inc. , B , Junior Sub. Bond , 7% to 5/31/34, FRN
thereafter , 6/01/54 ................................. United States 210,000 223,722
Sempra, Inc. ,
Junior Sub. Bond , 6.875% to 9/30/29, FRN thereafter , 10/01/54 United States 100,000 102,190
Junior Sub. Bond , 6.625% to 3/31/30, FRN thereafter , 4/01/55 United States 200,000 202,222

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , Senior Bond , 6.05% to 9/14/31,
FRN thereafter , 9/15/56 ............................. United States 100,000 $ 100,511
835,402
Oil, Gas & Consumable Fuels 7.8%
e
BP Capital Markets plc ,
Senior Bond , 4.875% to 3/21/30, FRN thereafter , Perpetual .. United States 490,000 482,994
Senior Bond , 6.45% to 11/30/33, FRN thereafter , Perpetual .. United States 250,000 262,859
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 2,275,000 2,410,251
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 540,000 549,450
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 945,000 863,031
b
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 2,085,000 2,138,195
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 3,445,000 3,615,493
Enbridge, Inc. ,
Sub. Bond , 7.375% to 1/14/28, FRN thereafter , 1/15/83 ..... Canada 320,000 328,389
Sub. Bond , 8.5% to 1/14/34, FRN thereafter , 1/15/84 ....... Canada 200,000 228,883
16-A , Sub. Bond , 6% to 1/14/27, FRN thereafter , 1/15/77 .... Canada 200,000 200,685
e
Energy Transfer LP ,
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 4,075,000 4,124,948
H , Junior Sub. Bond , 6.5% to 11/14/26, FRN thereafter ,
Perpetual ....................................... United States 200,000 200,806
b
Hess Midstream Operations LP ,
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 840,000 862,054
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 560,000 544,304
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 770,000 769,519
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 375,000 369,705
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 1,470,000 1,448,365
Senior Bond , 144A, 6.875% , 5/15/34 ................... United States 2,030,000 2,032,367
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 800,000 812,174
Senior Note , 144A, 6% , 4/15/30 ...................... United States 685,000 681,390
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,040,000 2,171,309
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,495,000 4,519,150
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 4,478,000 4,593,823
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 1,050,000 1,056,993
Senior Note , 6.5% , 2/15/34 .......................... United States 2,665,000 2,671,284
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Secured
Note , 144A, Reg S, 6.625% , 6/11/31 ................... United Kingdom 3,000,000 3,000,000
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
7.625% to 2/28/30, FRN thereafter , 3/01/55 .............. Canada 200,000 209,103
b
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 1,330,000 1,324,095
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,400,000 3,459,929
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 155,000 153,145
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 3,019,697
TransCanada PipeLines Ltd. , Junior Sub. Bond , 6.375% to
10/16/36, FRN thereafter , 10/17/56 ..................... Canada 465,000 469,799
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 319,425

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 420,000 $ 424,927
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 3,160,000 3,122,356
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 2,090,000 2,276,324
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 2,790,000 2,904,722
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 1,940,000 2,075,268
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 535,000 600,885
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 1,510,000 1,602,383
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 535,000 590,703
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 905,000 946,735
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 576,000 589,268
65,027,185
Paper & Forest Products 0.3%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 890,000 833,891
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 2,070,000 2,001,136
2,835,027
Passenger Airlines 0.1%
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 878,373
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 1,330,000 1,335,615
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 1,230,000 1,192,542
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,541,271
8,069,428
Pharmaceuticals 1.0%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,275,829
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,800,059
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 2,035,000 2,045,153
Senior Note , 8.125% , 9/15/31 ........................ Israel 915,000 1,032,633
8,153,674
Professional Services 0.4%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 3,008,608
Semiconductors & Semiconductor Equipment 0.3%
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 790,000 806,570
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,345,000 1,355,441
2,162,011
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 2,135,000 2,111,474
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 1,627,000 1,615,478
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 2,660,000 2,277,107
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,483,773

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 $ 2,719,438
10,207,270
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,568,408
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,685,000 4,754,169
9,322,577
Specialty Retail 0.3%
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 2,430,000 2,450,735
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 835,000 767,570
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 1,070,000 1,091,201
1,858,771
Textiles, Apparel & Luxury Goods 0.8%
b
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 2,959,847 3,154,474
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 1,600,000 EUR 1,886,694
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,416,011
6,457,179
Trading Companies & Distributors 1.2%
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 1,674,000 1,739,013
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 1,805,000 1,899,129
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 1,235,000 1,265,960
e
Sumisho Air Lease Corp. , D , Junior Sub. Bond , 6% to 12/14/29,
FRN thereafter , Perpetual ........................... United States 210,000 204,592
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 525,000 537,428
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 770,000 764,620
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 2,515,000 2,597,472
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 990,000 1,017,850
10,026,064
Wireless Telecommunication Services 1.6%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,855,000 5,132,546
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 1,915,000 1,986,897
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 1,775,000 1,807,749
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 170,000 176,343
b
Sub. Bond , 144A, 5.25% to 3/14/27, FRN thereafter , 3/15/82 . Canada 705,000 703,596
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 240,000 245,662
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 456,121
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 2,932,000 3,070,662
13,579,576
Total Corporate Bonds (Cost $ 719,428,267 ) ...................................
728,209,725

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests 4.2%
Automobile Components 0.3%
i
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan , 8.163% , ( 3-month SOFR + 4.5% ), 10/06/31 ......... United States 2,355,651 $ 2,304,486
Chemicals 0.1%
i
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.19% , ( 1-month SOFR + 7.438% ), 3/15/30 ............. United States 578,422 540,463
Commercial Services & Supplies 0.2%
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.152% , ( 1-month SOFR + 2.5% ), 10/23/28 ... United States 1,545,691 1,549,718
Distributors 0.2%
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.7% , ( 3-month SOFR + 4% ), 11/30/30 ............. United States 1,698,725 1,635,609
i
Food Products 0.4%
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.127% ,
( 6-month SOFR + 2.5% ), 9/30/32 ...................... United States 2,509,520 2,496,810
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan , 7.87% ,
( 1-month SOFR + 4.25% ), 2/11/33 ..................... United States 830,000 835,818
3,332,628
a a a a a a
Health Care Equipment & Supplies 0.2%
i
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.37% , ( 1-month SOFR + 3.75% ), 1/15/31 .......... United States 1,875,823 1,886,141
i
Hotels, Restaurants & Leisure 0.5%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.87% , ( 1-month SOFR + 3.25% ), 1/29/29 ............... United States 2,470,918 2,466,063
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.437% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 259,977 254,127
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.674% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 1,080,757 1,067,453
3,787,643
a a a a a a
IT Services 0.3%
i
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.638% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 2,319,820 2,302,421
i
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.735% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,313,059 2,322,889
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.175% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 2,243,204 2,260,029
4,582,918
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
i
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 2,229,012 2,239,232
i
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.87% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 1,329,950 1,287,092
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.37% , ( 1-month SOFR + 3.75% ), 4/23/31 ...... United States 3,213,164 3,219,189
4,506,281
a a a a a a

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Software 0.5%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.95% , ( 3-month SOFR + 3.25% ), 8/16/32 ........ United States 698,507 $ 655,626
f,j
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.1% , ( 1-day SOFR + 4.5% ), 11/17/31 ..... United States 21,329 21,804
Rocket Software, Inc., First Lien, CME Term Loan , 7.402% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 1,682,842 1,641,739
UKG, Inc., First Lien, Initial CME Term Loan , 5.913% , ( 3-month
SOFR + 2.25% ), 2/10/31 ............................ United States 1,576,840 1,526,058
3,845,227
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
i
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.163% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,714,353 1,208,405
Wireless Telecommunication Services 0.1%
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.12% , ( 1-month SOFR + 4.5% ), 9/13/29 ........... United Kingdom 1,283,552 1,290,117
Total Senior Floating Rate Interests (Cost $ 35,556,544 ) ........................
35,011,289
Foreign Government and Agency Securities 0.1%
b ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 320,000 370,862
Total Foreign Government and Agency Securities (Cost $ 320,000 ) ..............
370,862
U.S. Government and Agency Securities 0.2%
U.S. Treasury Bonds ,
k
1.25%, 5/15/50 ................................... United States 1,768,000 832,445
4.75%, 2/15/56 ................................... United States 1,050,000 1,012,265
Total U.S. Government and Agency Securities (Cost $ 1,913,097 ) ................
1,844,710
Total Long Term Investments (Cost $ 782,057,528 ) .............................
797,756,570
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.1%
l,m
Putnam Short Term Investment Fund , Class P , 3.801% ....... United States 26,175,997 26,175,997
Total Management Investment Companies (Cost $ 26,175,997 ) ..................
26,175,997
Total Short Term Investments (Cost $ 26,175,997 ) ..............................
26,175,997
a
Total Investments (Cost $ 808,233,525 ) 99.1% .................................
$823,932,567
Other Assets, less Liabilities 0.9% ...........................................
7,187,036
Net Assets 100.0% .........................................................
$831,119,603
a a a

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At May 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $654,562,179, representing 78.8% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
g
The coupon rate shown represents the rate at period end.
h
See Note 1 ( e ) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 7 regarding unfunded loan commitments.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2026, the value of this security pledged amounted to $242,953, representing less than 0.1% of net assets.
l
See Note 3 ( g ) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 1,674,800 2,222,532 6/17/26 $ — $ (32,853)
Euro ............. BOFA Buy 1,122,200 1,293,998 6/17/26 15,809 —
Euro ............. HSBK Sell 17,244,600 19,882,765 6/17/26 — (244,742)
Euro ............. MSCO Buy 2,358,000 2,758,918 6/17/26 11,443 (18,157)
Total Forward Exchange Contracts ................................................... $27,252 $(295,752)
Net unrealized appreciation (depreciation) ............................................ $(268,500)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 45 .

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam High
Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $782,057,528
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 26,175,997
Value - Unaffiliated issuers .................................................................. $797,756,570
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 26,175,997
Cash .................................................................................... 391,921
Receivables:
Investment securities sold ................................................................... 1,401,262
Capital shares sold ........................................................................ 627,668
Dividends and interest ..................................................................... 12,949,046
Unrealized appreciation on OTC forward exchange contracts .......................................... 27,252
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 1,249
Prepaid expenses .......................................................................... 375,461
Other assets .............................................................................. 5,188
Total assets .......................................................................... 839,711,614
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,424,999
Capital shares redeemed ................................................................... 605,635
Management fees ......................................................................... 376,679
Administrative fees ........................................................................ 4,729
Distribution fees .......................................................................... 143,151
Transfer agent fees ........................................................................ 204,947
Trustees' fees and expenses ................................................................. 429,288
Unrealized depreciation on OTC forward exchange contracts .......................................... 295,752
Accrued expenses and other liabilities ........................................................... 106,831
Total liabilities ......................................................................... 8,592,011
Net assets, at value ................................................................. $831,119,603
Net assets consist of:
Paid-in capital ............................................................................. $1,004,865,833
Total distributable earnings (losses) ............................................................. (173,746,230)
Net assets, at value ................................................................. $831,119,603

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam High
Yield Fund
Class A:
Net assets, at value ....................................................................... $555,992,687
Shares outstanding ........................................................................ 103,160,853
Net asset value per share
a ,b
.................................................................. $5.39
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $5.61
Class C:
Net assets, at value ....................................................................... $5,094,799
Shares outstanding ........................................................................ 994,475
Net asset value and maximum offering price per share
a ,b
............................................ $5.12
Class M:
Net assets, at value ....................................................................... $37,019,581
Shares outstanding ........................................................................ 6,926,831
Net asset value and maximum offering price per share
b
............................................. $5.34
Maximum offering price per share (net asset value per share ÷ 96 .75% )
b
................................ $5.52
Class R:
Net assets, at value ....................................................................... $11,958,091
Shares outstanding ........................................................................ 2,238,039
Net asset value and maximum offering price per share
b
............................................. $5.34
Class R6:
Net assets, at value ....................................................................... $10,457,517
Shares outstanding ........................................................................ 1,799,880
Net asset value and maximum offering price per share
b
............................................. $5.81
Class Y:
Net assets, at value ....................................................................... $210,596,928
Shares outstanding ........................................................................ 36,022,084
Net asset value and maximum offering price per share
b
............................................. $5.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam High Yield Fund
Financial Statements
Statement of Operations
for the six months ended May 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam High
Yield Fund
Investment income:
Dividends: (net of foreign taxes of $103)
Unaffiliated issuers ........................................................................ $234,188
Non-controlled affiliates (Note 3 g ) ............................................................. 409,840
Interest:
Unaffiliated issuers ........................................................................ 27,872,997
Total investment income ................................................................... 28,517,025
Expenses:
Management fees (Note 3 a ) ................................................................... 2,273,573
Administrative fees (Note 3 b ) .................................................................. 6,643
Distribution fees: (Note 3c )
    Class A ................................................................................ 702,043
    Class C ................................................................................ 25,471
    Class M ................................................................................ 93,079
    Class R ................................................................................ 29,888
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 410,689
    Class C ................................................................................ 3,726
    Class M ................................................................................ 27,228
    Class R ................................................................................ 8,748
    Class R6 ............................................................................... 2,424
    Class Y ................................................................................ 161,108
Custodian fees ............................................................................ 2,168
Reports to shareholders fees .................................................................. 46,874
Registration and filing fees .................................................................... 40,013
Professional fees ........................................................................... 91,926
Trustees' fees and expenses (Note 3f) ........................................................... 16,740
Other .................................................................................... 13,514
Total expenses ......................................................................... 3,955,855
Expense reductions ..................................................................... (30,394)
Net expenses ......................................................................... 3,925,461
Net investment income ................................................................ 24,591,564
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,339,994
Foreign currency transactions ................................................................ 33,798
Forward exchange contracts ................................................................. 739,766
Net realized gain (loss) .................................................................. 5,113,558
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,484,928)
Translation of other assets and liabilities denominated in foreign currencies .............................. 771
Unfunded loan commitments (Note 7 ) .......................................................... 1,249
Forward exchange contracts ................................................................. (724,119)
Net change in unrealized appreciation (depreciation) ............................................ (5,207,027)
Net realized and unrealized gain (loss) ............................................................ (93,469)
Net increase (decrease) in net assets resulting from operations .......................................... $24,498,095

Putnam High Yield Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam High Yield Fund
Six Months Ended
May 31, 2026
(unaudited)
Year Ended
November 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $24,591,564 $52,309,540
Net realized gain (loss) ................................................. 5,113,558 (1,965,200)
Net change in unrealized appreciation (depreciation) ........................... (5,207,027) 10,698,289
Net increase (decrease) in net assets resulting from operations ................ 24,498,095 61,042,629
Distributions to shareholders:
Class A ............................................................. (16,524,765) (46,970,749)
Class C ............................................................. (139,698) (434,086)
Class M ............................................................ (1,061,368) (3,012,657)
Class R ............................................................. (340,474) (917,310)
Class R6 ............................................................ (281,948) (1,122,025)
Class Y ............................................................. (6,209,430) (18,816,038)
Total distributions to shareholders .......................................... (24,557,683) (71,272,865)
Capital share transactions: (Note 2 )
Class A ............................................................. (16,498,208) (20,841,571)
Class C ............................................................. (401,592) (576,481)
Class M ............................................................ (539,195) (1,334,555)
Class R ............................................................. 113,785 (152,573)
Class R6 ............................................................ 958,431 (8,557,726)
Class Y ............................................................. (20,342,916) (28,504,708)
Total capital share transactions ............................................ (36,709,695) (59,967,614)
Net increase (decrease) in net assets ................................... (36,769,283) (70,197,850)
Net assets:
Beginning of period ..................................................... 867,888,886 938,086,736
End of period .......................................................... $831,119,603 $867,888,886

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam High Yield Fund  (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class M, Class R, Class R6 and Class Y . Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At May 31, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$284,309 and the aggregate value of collateral pledged for
such contracts was $242,953.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
May 31, 2026
Year Ended
November 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,857,418 $36,959,799 13,820,461 $73,819,849
Shares issued in reinvestment of distributions .......... 2,804,630 15,090,378 8,081,375 42,943,538
Shares redeemed ............................... (12,706,975) (68,548,385) (25,770,675) (137,604,958)
Net increase (decrease) .......................... (3,044,927) $(16,498,208) (3,868,839) $(20,841,571)
1. Organization and Significant Accounting Policies
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
Six Months Ended
May 31, 2026
Year Ended
November 30, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 125,840 $645,804 227,657 $1,162,436
Shares issued in reinvestment of distributions .......... 27,049 138,447 85,451 432,967
Shares redeemed
a
.............................. (230,492) (1,185,843) (427,657) (2,171,884)
Net increase (decrease) .......................... (77,603) $(401,592) (114,549) $(576,481)
Class M Shares:
Shares sold ................................... — $— 41,800 $220,165
Shares redeemed ............................... (100,630) (539,195) (293,513) (1,554,720)
Net increase (decrease) .......................... (100,630) $(539,195) (251,713) $(1,334,555)
Class R Shares:
Shares sold ................................... 265,125 $1,419,226 544,652 $2,885,450
Shares issued in reinvestment of distributions .......... 63,811 340,474 174,082 917,310
Shares redeemed ............................... (307,532) (1,645,915) (749,036) (3,955,333)
Net increase (decrease) .......................... 21,404 $113,785 (30,302) $(152,573)
Class R6 Shares:
Shares sold ................................... 320,184 $1,858,393 6,799,108 $38,502,073
Shares issued in reinvestment of distributions .......... 48,121 278,786 197,246 1,120,363
Shares redeemed ............................... (203,157) (1,178,748) (8,488,009) (48,180,162)
Net increase (decrease) .......................... 165,148 $958,431 (1,491,655) $(8,557,726)
Class Y Shares:
Shares sold ................................... 2,664,911 $15,579,689 15,064,342 $86,361,328
Shares issued in reinvestment of distributions .......... 1,062,669 6,198,818 3,275,268 18,768,384
Shares redeemed ............................... (7,213,411) (42,121,423) (23,521,580) (133,634,420)
Net increase (decrease) .......................... (3,485,831) $(20,342,916) (5,181,970) $(28,504,708)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended May 31, 2026, the annualized gross effective investment management fee rate was 0.537% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.
3 . Transactions with Affiliates (continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,107
CDSC retained .............................................................................. $3,437
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended May 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2025, the capital loss carryforwards were as follows:
At May 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $16,824,341 $145,155,457 $(135,803,801) $— $— $26,175,997 26,175,997 $409,840
Total Affiliated Securities ... $16,824,341 $145,155,457 $(135,803,801) $— $— $26,175,997 $409,840
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 6,322,723
Long term ................................................................................ 187,591,701
Total capital loss carryforwards ............................................................... $193,914,424
Cost of investments .......................................................................... $808,644,726
Unrealized appreciation ........................................................................ $25,038,206
Unrealized depreciation ........................................................................ (10,018,865)
Net unrealized appreciation (depreciation) .......................................................... $15,019,341
3 . Transactions with Affiliates (continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2026, aggregated
$189,433,434 and $232,761,702, respectively.
6. Credit Risk
At May 31, 2026, the Fund had 82.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At May 31, 2026, unfunded commitments were as follows:
8. Other Derivative Information
At May 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam High Yield Fund
CoreWeave Financing DDTL V LLC $ 38,726
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 27,252 Unrealized depreciation on OTC
forward exchange contracts
$ 295,752
Total .................... $27,252 $295,752

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended May 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended May 31, 2026, the average month end contract value of forward exchange contracts was $25,548,663.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended May 31, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $739,766 Forward exchange contracts $(724,119)
Total ....................... $739,766 $(724,119)
8. Other Derivative Information
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 3,214,639 $ — $ — $ 3,214,639
Convertible Preferred Stocks ................ 8,382,784 — — 8,382,784
Preferred Stocks ......................... 806,580 — — 806,580
Convertible Bonds ....................... — 19,915,981 — 19,915,981
Corporate Bonds ........................ — 728,209,725 — 728,209,725
Senior Floating Rate Interests ............... — 35,011,289 — 35,011,289
Foreign Government and Agency Securities .... — 370,862 — 370,862
U.S. Government and Agency Securities ....... — 1,844,710 — 1,844,710
Short Term Investments ................... 26,175,997 — — 26,175,997
Total Investments in Securities ........... $38,580,000 $785,352,567 $— $823,932,567
Other Financial Instruments:
Forward Exchange Contracts ............... $— $27,252 $— $27,252
Unfunded Loan Commitments .............. — 1,249 — 1,249
Total Other Financial Instruments ......... $— $28,501 $— $28,501
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 295,752 $ — $ 295,752
Total Other Financial Instruments ......... $— $295,752 $— $295,752
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
MSCO
Morgan Stanley
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Putnam High Yield Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38919-SFSOI 07/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam High Yield Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 29, 2026